Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Taxes [Abstract]
Summary of Balances of Recoverable Taxes

The balances of recoverable taxes are comprised as follows:

	December 31, 2020		December 31, 2021		December 31, 2022
Recoverable taxes:
ISR	Ps.	479,032	Ps.	590,116	Ps.	69,326
IVA		350,536		463,539		516,114
Withholding taxes		200,393		176,542		31,955
IMPAC		24,338		24,338		23,781
Business flat tax (IETU)		1,929		-		-
Corporation taxes		15,329		-		11,515
Other		1,298		13,108		5,430
	Ps.	1,072,855	Ps.	1,267,643	Ps.	658,121

Summary of Income Tax Expense (Benefit)
c.
Income Tax – Income tax expense (benefit) for the years ended December 31, 2020, 2021 and 2022 consists of the following:

	2020		2021		2022
ISR:
Current	Ps.	722,474	Ps.	2,315,686	Ps.	3,849,778
Deferred		(255,407)		(530,140)		(759,566)
	Ps.	467,067	Ps.	1,785,546	Ps.	3,090,212

Schedule of Effective Tax Rate
d.
Effective tax rate – The reconciliation of the statutory income tax rate and the actual effective income tax rate as a percentage of income before income taxes for the years ended December 31, 2020, 2021 and 2022 is shown below:

	%	2020		%		2021	%	2022
'Income before income taxes		Ps.	2,385,770		Ps.	7,829,263		Ps.	12,275,686
Income tax by applying the weighted average statutory rate (1)	30.0%		715,731	30.0%		2,348,779	30.0%		3,682,706
Effects of inflation over monetary assets	(10.7)%		(255,946)	(6.0)%		(469,823)	(4.5)%		(547,859)
(Unrecognized) applied tax loss carryforwards	2.0%		48,041	(1.1)%		(89,782)	(0.0)%		(6,105)
Tax rate change	1.9%		45,220	-		-	—		-
Employee benefits	(0.1%)		(3,127)	0.2%		14,949	(0.1%)		(9,553)
Other	(3.5)%		(82,852)	(0.3)%		(18,577)	(0.2)%		(28,977)
Effective tax rate	19.6%	Ps.	467,067	22.8%	Ps.	1,785,546	25.2%	Ps.	3,090,212

(1)
The tax rate used for the 2020, 2021 and 2022 previous reconciliations above is the average corporate tax rate, respectively payable by corporate entities in Mexico, Jamaica and Spain on taxable profits in accordance with tax laws in these jurisdictions.

Schedule of Net Deferred Income Tax Assets and Net Deferred Income Tax Liability

The net assets for deferred taxes belong to Mexico subsidiaries:

	December 31, 2020		December 31, 2021		December 31, 2022
Deferred ISR asset (liability):
Expected credit loss	Ps.	29,478	Ps.	30,238	Ps.	40,449
Machinery and equipment		56,298		75,671		122,854
Improvements to concession assets		657,472		834,813		1,037,511
Airport concessions and rights to use airport facilities		4,691,382		5,046,004		5,432,747
Other acquired rights		146,980		161,316		176,967
Derivative financial instruments		225,548		(5,160)		(87,067)
Other assets		315		459		492
Tax loss carryforwards		95,886		6,104		-
Employee benefits		41,447		56,313		66,073
Accruals		21,557		25,128		20,142
Net deferred income tax asset	Ps.	5,966,363	Ps.	6,230,886	Ps.	6,810,168

The net deferred income tax liability corresponds to the subsidiaries in Jamaica:

	December 31, 2020		December 31, 2021		December 31, 2022
Deferred tax (liability) asset:
Trade receivables	Ps.	(881)	Ps.	(1,204)	Ps.	-
Machinery, equipment and improvements on leased assets		(75,262)		(27,644)		(3,161)
Improvements to concession assets		(1,731)		(1,702)		(1,461)
Airport concessions		(590,401)		(618,567)		(528,757)
Accruals		12,796		42,485		44,575
Deferred tax liability	Ps.	(655,479)	Ps.	(606,632)	Ps.	(488,804)

Schedule of Unrecognized Deferred Income Tax Assets
f.
Unrecognized deferred income tax assets – Unrecognized deferred income tax assets in the consolidated statement of financial position are comprised of the following items of the Mexican Companies:

	December 31, 2020		December 31, 2021		December 31, 2022
Tax loss carryforwards	Ps.	306,332	Ps.	350,611	Ps.	392,549
Deductible tax temporary difference		106,187		118,653		132,089
	Ps.	412,519	Ps.	469,264	Ps.	524,638

Summary of Deferred Income Tax from Tax Loss Carryforwards
g.
Deferred income tax from tax loss carryforwards – The Company generated tax loss carryforwards in the airports of Los Mochis, Manzanillo. With respect to tax legislation relating to concessions, such losses will expire in 2048. Tax losses that can be recovered based on management’s financial projections are recognized as part of the deferred tax asset.

	December 31, 2020		December 31, 2021		December 31, 2022
Tax loss carryforwards	Ps.	1,340,729	Ps.	1,189,051	Ps.	1,308,497
Unrecognized tax loss carryforwards		(1,021,106)		(1,168,702)		(1,308,497)
Recognized tax loss carryforwards	Ps.	319,623	Ps.	20,349	Ps.	-

Summary of Reconciliation of Changes in Deferred Tax Assets

	Balance as of January 1, 2020		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2020
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	10,831	Ps.	18,647	Ps.	—	Ps.	29,478
Machinery, equipment and improvements on leased assets		50,590		5,708		—		56,298
Improvements to concession assets		605,051		52,421		—		657,472
Airport concessions and rights to use airport facilities		4,654,502		36,880		—		4,691,382
Other acquired rights		143,596		3,384		—		146,980
Derivative financial instruments		82,370		15,030		128,148		225,548
Other assets		449		(134)		—		315
Tax loss carryforwards		51,304		44,582		—		95,886
Employee benefits		30,373		(1,487)		12,561		41,447
Accruals		19,878		1,679		—		21,557
Total deferred tax asset	Ps.	5,648,944	Ps.	176,710	Ps.	140,709	Ps.	5,966,363

	Balance as of January 1, 2021		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2021
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	29,478	Ps.	760	Ps.	—	Ps.	30,238
Machinery, equipment and improvements on leased assets		56,298		19,373		—		75,671
Improvements to concession assets		657,472		177,341		—		834,813
Airport concessions and rights to use airport facilities		4,691,382		354,622		—		5,046,004
Other acquired rights		146,980		14,336		—		161,316
Derivative financial instruments		225,548		(16,094)		(214,614)		(5,160)
Other assets		315		144		—		459
Tax loss carryforwards		95,886		(89,782)		—		6,104
Employee benefits		41,447		15,708		(842)		56,313
Accruals		21,557		3,571		—		25,128
Total deferred tax asset	Ps.	5,966,363	Ps.	479,979	Ps.	(215,456)	Ps.	6,230,886

	Balance as of January 1, 2022		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2022
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	30,238	Ps.	10,211	Ps.	—	Ps.	40,449
Machinery, equipment and improvements on leased assets		75,671		47,183		—		122,854
Improvements to concession assets		834,813		202,698		—		1,037,511
Airport concessions and rights to use airport facilities		5,046,004		386,743		—		5,432,747
Other acquired rights		161,316		15,651		—		176,967
Derivative financial instruments		(5,160)		(38,636)		(43,271)		(87,067)
Other assets		459		33		—		492
Tax loss carryforwards		6,104		(6,104)		—		-
Employee benefits		56,313		10,602		(842)		66,073
Accruals		25,128		(4,986)		—		20,142
Total deferred tax asset	Ps.	6,230,886	Ps.	623,395	Ps.	(44,113)	Ps.	6,810,168

Summary of Reconciliation of Changes in Deferred Tax Liabilities

	Balance as of January 1, 2020		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2020
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	(1,169)	Ps.	(3,525)	Ps.	3,813	Ps.	(881)
Machinery, equipment and improvements on leased assets		(76,881)		32,937		(31,318)		(75,262)
Improvements to concession assets		(1,712)		107		(126)		(1,731)
Airport concessions		(615,751)		51,834		(26,484)		(590,401)
Accruals		13,604		(2,656)		1,848		12,796
Total deferred tax liability	Ps.	(681,909)	Ps.	78,697	Ps.	(52,267)	Ps.	(655,479)

	Balance as of January 1, 2021		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2021
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	(881)	Ps.	4,818	Ps.	(5,141)	Ps.	(1,204)
Machinery, equipment and improvements on leased assets		(75,262)		23,925		23,693		(27,644)
Improvements to concession assets		(1,731)		102		(73)		(1,702)
Airport concessions		(590,401)		48,921		(77,087)		(618,567)
Accruals		12,796		(27,603)		57,295		42,485
Total deferred tax liability	Ps.	(655,479)	Ps.	50,163	Ps.	(1,313)	Ps.	(606,632)

	Balance as of January 1, 2022		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2022
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	(1,204)	Ps.	2,935	Ps.	(1,731)	Ps.	-
Machinery, equipment and improvements on leased assets		(27,644)		83,377		(58,894)		(3,161)
Improvements to concession assets		(1,702)		101		140		(1,461)
Airport concessions		(618,567)		48,546		41,264		(528,757)
Accruals		42,485		1,212		878		44,575
Total deferred tax liability	Ps.	(606,632)	Ps.	136,171	Ps.	(18,343)	Ps.	(488,804)